STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)									1 Months Ended						3 Months Ended	12 Months Ended
	Feb. 09, 2023	Jan. 13, 2023	Jan. 04, 2023	Nov. 03, 2022	Jul. 14, 2022	Jul. 12, 2022	Apr. 07, 2022	Jan. 06, 2022	Feb. 22, 2023	Jan. 26, 2023	Jan. 24, 2023	Oct. 31, 2022	Apr. 30, 2022	Sep. 16, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 22, 2023	Feb. 06, 2023	Feb. 03, 2023	Nov. 30, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 30, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021
Statement [Line Items]
Preferred stock share authorized																100,000,000													100,000,000
Preferred stock share undesignated and unissued															19,990,000	19,992,500
Common stock, Shares outstanding															132,094,591	114,127,911													58,785,924
Common stock, Shares issued	5,900,000		5,000,000												132,094,591	114,127,911					1,397,461	1,066,477							58,785,924
Conversion of converted common stock	236,000		200,000
Common stock, Par value															$ 0.0001	$ 0.0001													$ 0.0001
Common stock, Shares authorized															5,000,000,000	5,000,000,000													5,000,000,000
Preferred stock, Par value																$ 0.0001													$ 0.0001
Seller Note Payable [Member]
Statement [Line Items]
Common stock, Shares issued																			1,512,882
Registration Rights Agreement [Member] | Minimum [Member]
Statement [Line Items]
Common stock issued for service, amount										$ 10,000
Registration Rights Agreement [Member] | Maximum [Member]
Statement [Line Items]
Common stock issued for service, amount										$ 500,000
Exclusivity Agreement [Member]
Statement [Line Items]
Common stock, Shares issued																		633,647
Boston Solar [Member]
Statement [Line Items]
Common stock, Shares issued												1,872,659
OID Purchase Agreement [Member]
Statement [Line Items]
Common stock, Shares issued												2,620,545
Consultant [Member]
Statement [Line Items]
Common stock issued for service, shares										10,000,000				10,000,000
Former Officer [Member]
Statement [Line Items]
Conversion of stock	5,900,000							114,117				174,886				207,750
Common stock, Shares issued	236,000							2,852,925				4,372,150				5,193,756					70,955		208,551	2,530,365	183,600
Former Employees And Advisors For Services [Member]
Statement [Line Items]
Common stock, Shares issued																								8,228,434
Investor Relation Firm [Member]
Statement [Line Items]
Common stock, Shares issued																					1,298,701
Board [Member]
Statement [Line Items]
Common stock, Shares issued																					304,642
Board Of Member [Member]
Statement [Line Items]
Conversion of stock			200,000
Common stock, Shares issued			5,000,000
EnergyWyze [Member]
Statement [Line Items]
Common stock, Shares issued																								672,830
Class C Convertible Preferred Stock
Statement [Line Items]
Preferred stock share authorized															1,500	1,500													1,500
Annual dividend															3.00%
Description of material rights															On June 8, 2022, the Company amended the conversion rights so that each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded volume weighted average price (“VWAP”) for the fifteen (15) trading days preceding a conversion
Preferred shares issued, shares															1	19													760
Preferred stock, Par value															$ 0.0001	$ 0.0001													$ 0.0001
Preferred stock, Shares outstanding															1	19													760
Stated value of preferred stock															1,200	1,200
Undesignated shares																1,500
Class D Convertible Preferred Stock
Statement [Line Items]
Preferred stock share authorized															2,000	2,000													2,000
Annual dividend															3.00%
Description of material rights															On June 8, 2022, the Company amended the conversion rights so that each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of common stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by (a) $0.1055; and (b) where applicable, a fixed price equaling one hundred percent (100%) of the lowest traded VWAP for the fifteen (15) trading days preceding a conversion
Preferred shares issued, shares															1,900	2,000													2,000
Preferred stock, Par value															$ 0.0001	$ 0.0001													$ 0.0001
Preferred stock, Shares outstanding															1,900	2,000													2,000
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable															$ 1,200	$ 1,200
Undesignated shares																2,000
Class C Preferred Stock
Statement [Line Items]
Conversion of stock											52
Common stock, Shares issued											1,172,933
Class D Preferred Stock
Statement [Line Items]
Conversion of stock									100
Common stock, Shares issued									2,285,715
Class E Preferred Stock
Statement [Line Items]
Common stock, Shares issued															275
Class A Convertible Preferred Shares [Member]
Statement [Line Items]
Preferred stock share authorized															80,000,000														80,000,000
Conversion of converted common stock																1,893,149,525
Number of Votes																Each share of Class A Stock votes with the shares of common stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share
Preferred shares issued, shares																75,725,981													56,353,015
Preferred stock, Par value															$ 0.0001	$ 0.0001													$ 0.0001
Preferred stock, Shares outstanding															79,763,999	75,725,981													56,353,015
Share awarded as bonous						10,000,000
Increase number of authorized share					80,000,000
Class E Convertible Preferred Shares [Member]
Statement [Line Items]
Preferred stock share authorized															5,000	2,500													2,500
Percent of dividend to pay							8.00%
Preferred shares issued, shares															2,195	0													0
Preferred stock, Par value				$ 1,200
Preferred stock, Shares outstanding															1,920	0													0
warrant to purchase common stock							4,129,091
Exercise price							$ 0.11
Subsequent financing				Subsequent Financing on a $1.00 for $1.00 basis
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement [Member]
Statement [Line Items]
Shares purchased, shares		10,000,000					150,000
Shares purchased, amount		$ 1,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement First Tranche [Member]
Statement [Line Items]
Shares purchased, shares		250		175			707
Shares purchased, amount		$ 1,000		$ 175,000			$ 707,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement Second Tranche [Member]
Statement [Line Items]
Shares purchased, shares				175			500
Shares purchased, amount				$ 175,000			$ 500,000
Class E Convertible Preferred Shares [Member] | GHS Purchase Agreement Third Tranche [Member]
Statement [Line Items]
Shares purchased, shares							293
Shares purchased, amount							$ 293,000
Equity Finance Agreement [Member]
Statement [Line Items]
Common stock, Shares issued																	1,461,503			2,259,572	1,397,461					3,000,000	2,012,390	1,620,000
Conversion Of Class A Preferred Stock Membert [Member]
Statement [Line Items]
Common stock, Shares issued													3,257,035
Conversion of converted common stock													130,281
Class B Convertible Preferred Shares [Member]
Statement [Line Items]
Preferred stock share authorized															1,500
Preferred shares issued, shares															0	0
Preferred stock, Par value															$ 0.0001
Preferred stock, Shares outstanding															0